Debentures (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Debentures, beginning balance	R$ 7,803,855	R$ 8,147,617	R$ 6,757,481
Funding	3,195,000	1,500,000	3,000,000
Charges and monetary variations	(61,632)	(14,445)	(35,030)
Charges and monetary variations	1,316,462	1,112,287	658,653
Amortization - principal	(1,212,347)	(2,051,481)	(1,852,048)
Payment - charges	(1,138,030)	(890,123)	(361,073)
Reclassification			(20,366)
Reclassification	(284,202)
Debentures, ending balance	9,619,106	7,803,855	8,147,617
Changes In Debentures Continuing Operations [Member]
IfrsStatementLineItems [Line Items]
Debentures, beginning balance	7,803,855	8,147,617	6,737,229
Funding	2,900,000	1,500,000	3,000,000
Charges and monetary variations	(60,677)	(14,445)	(35,030)
Charges and monetary variations	1,297,445	1,112,287	620,751
Amortization - principal	(1,193,910)	(2,051,481)	(1,831,809)
Payment - charges	(1,127,607)	(890,123)	(343,524)
Reclassification
Debentures, ending balance	9,619,106	7,803,855	8,147,617
Changes In Debentures Discontinued Operations [Member]
IfrsStatementLineItems [Line Items]
Debentures, beginning balance			20,252
Funding	295,000
Charges and monetary variations	(955)
Charges and monetary variations	19,017		37,902
Amortization - principal	(18,437)		(20,239)
Payment - charges	(10,423)		(17,549)
Reclassification			(20,366)
Reclassification	(284,202)
Debentures, ending balance